UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	5/31

Date of reporting period:	5/31/25

Item 1. Reports to Stockholders.

(a)

Longboard Fund - Class A: LONAX Annual Shareholder Report - May 31, 2025

Fund Overview

The Fund seeks long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2024 - May 31, 2025. You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.

What were the Fund’s costs for the last 6 months?
(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
A	$227	2.24%

How did the Fund perform last year?

Longboard Fund, which uses a systematic trend-following strategy, performed well last year despite a volatile stock market. The Fund achieved positive returns by capitalizing on strong trends across top performing U.S. stocks.

The strategy’s rules-based approach enabled the Fund to adapt to changing conditions, balancing gains from upward trends with risk management during downturns. This allowed the fund to meet the objective of long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

Fund Statistics as of 5/31/2025
Total Net Assets	$136,756,623
# of Portfolio Holdings	423
Portfolio Turnover Rate	61%
Advisory Fees Paid	$2,719,413

Performance Questions? Past performance does not guarantee future results. Invest with caution. Call 855-294-7540 for current performance questions.

How has the Fund performed since its inception?

Longboard Fund has underperformed its primary benchmark, the Morningstar Moderate Target Risk Index, and its secondary benchmark, the Russell 2000 Total Return Index, since inception.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment since fund inception (12/9/2015). The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Morningstar Moderate Target Risk Index: Index representing a balanced portfolio of 60% equities and 40% bonds.

Russell 2000 Total Return Index: A small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index.

S&P 500 Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Total Returns as of 5/31/2025
	1 Year	5 Years	Since Inception (12/9/2015)
LONAX (Without Load)	2.87%	6.64%	6.74%
LONAX (With Load)	-3.05%	5.38%	6.08%
S&P 500 Index	13.52%	15.94%	13.83%
Russell 2000 Total Return Index	1.19%	9.64%	7.89%
Morningstar Moderate Target Risk Index	10.52%	7.42%	7.18%
ICE BofA 3-Month U.S. Treasury Bill	4.79%	2.72%	2.06%

Longboard Fund - Class A: LONAX Annual Shareholder Report - May 31, 2025

What did the Fund invest in?

Longboard Fund employs a trend-following strategy, maintaining a diversified portfolio of to stocks exhibiting strong upward trends, increasing exposure to market leaders while eliminating positions in underperforming stocks.

Top 10 Holdings
Holding Name	% of Net Assets
Automatic Data Processing, Inc.	0.3%
Boston Scientific Corporation	0.3%
Starwood Property Trust, Inc.	0.3%
Phillips Edison & Company, Inc.	0.2%
Arthur J Gallagher & Company	0.2%
Roper Technologies, Inc.	0.2%
Progressive Corporation (The)	0.2%
Bank of New York Mellon Corporation (The)	0.2%
Box, Inc., Class A	0.2%
TJX Companies, Inc. (The)	0.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Householding

If you wish to receive a copy of this document at a new address, contact 855-294-7540.

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please reference the Fund’s prospectus or visit www.longboardfunds.com.

TSR-AR 053125-LONAX

Longboard Fund - Class I: LONGX Annual Shareholder Report - May 31, 2025

Fund Overview

The Fund seeks long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2024 - May 31, 2025. You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.

What were the Fund’s costs for the year?
(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
Institutional	$202	1.99%

How did the Fund perform last year?

Longboard Fund, which uses a systematic trend-following strategy, performed well last year despite a volatile stock market. The Fund achieved positive returns by capitalizing on strong trends across top performing U.S. stocks.

The strategy’s rules-based approach enabled the Fund to adapt to changing conditions, balancing gains from upward trends with risk management during downturns. This allowed the fund to meet the objective of long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

Fund Statistics as of 5/31/2025
Total Net Assets	$136,756,623
# of Portfolio Holdings	423
Portfolio Turnover Rate	61%
Advisory Fees Paid	$2,719,413

Performance Questions?

Past performance does not guarantee future results. Invest with caution.

Call 855-294-7540 for current performance questions.

How has the Fund performed since its inception?

Longboard Fund has outperformed its primary benchmark, the Morningstar Moderate Target Risk Index, and its secondary benchmark, the Russell 2000 Total Return Index, since inception.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment since fund inception (3/19/2015). The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Morningstar Moderate Target Risk Index: Index representing a balanced portfolio of 60% equities and 40% bonds.

Russell 2000 Total Return Index: A small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index.

S&P 500 Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Total Returns as of 5/31/2025
	1 Year	5 Years	10 Years
LONGX	3.16%	6.92%	7.23%
S&P 500 Index	13.52%	15.94%	12.86%
Russell 2000 Total Return Index	1.19%	9.64%	6.64%
Morningstar Moderate Target Risk Index	10.52%	7.42%	6.34%
ICE BofA 3-Month U.S. Treasury Bill	4.79%	2.72%	1.95%

Longboard Fund - Class I: LONGX Annual Shareholder Report - May 31, 2025

What did the Fund invest in?

Longboard Fund employs a trend-following strategy, maintaining a diversified portfolio of to stocks exhibiting strong upward trends, increasing exposure to market leaders while eliminating positions in underperforming stocks.

Top 10 Holdings
Holding Name	% of Net Assets
Automatic Data Processing, Inc.	0.3%
Boston Scientific Corporation	0.3%
Starwood Property Trust, Inc.	0.3%
Phillips Edison & Company, Inc.	0.2%
Arthur J Gallagher & Company	0.2%
Roper Technologies, Inc.	0.2%
Progressive Corporation (The)	0.2%
Bank of New York Mellon Corporation (The)	0.2%
Box, Inc., Class A	0.2%
TJX Companies, Inc. (The)	0.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Householding

If you wish to receive a copy of this document at a new address, contact 855-294-7540.

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please reference the Fund’s prospectus or visit www.longboardfunds.com.

TSR-AR 053125-LONGX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $27,000
2024 - $33,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $4,900
2024 – $4,675

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Longboard Fund

Class A Shares (Symbol: LONAX)

Class I Shares (Symbol: LONGX)

Annual Financial Statements and

Additional Information

May 31, 2025

LONGBOARD FUND
SCHEDULE OF INVESTMENTS
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1%
	AEROSPACE & DEFENSE - 1.6%
6,633	Astronics Corporation(a)	$207,082
2,302	Ducommun, Inc.(a)	162,015
785	HEICO Corporation	235,218
991	HEICO Corporation, Class A	233,717
1,405	Howmet Aerospace, Inc.	238,696
4,463	Kratos Defense & Security Solutions, Inc.(a)	164,640
3,171	Leonardo DRS, Inc.	134,133
412	Northrop Grumman Corporation	199,725
425	Teledyne Technologies, Inc.(a)	212,016
152	TransDigm Group, Inc.	223,201
830	Woodward, Inc.	179,554
		2,189,997
	APPAREL & TEXTILE PRODUCTS - 0.1%
499	Ralph Lauren Corporation	138,128

	ASSET MANAGEMENT - 0.5%
2,167	Charles Schwab Corp./The	191,433
13,567	GCM Grosvenor, Inc.	171,080
392	LPL Financial Holdings, Inc.	151,767
3,507	Victory Capital Holdings, Inc.	217,468
		731,748
	AUTOMOTIVE - 0.1%
1,408	Dorman Products, Inc.(a)	182,068

	BANKING - 7.8%
2,982	1st Source Corporation	180,590
3,422	ACNB Corporation	142,253
4,896	Amalgamated Financial Corporation	147,957
4,105	Arrow Financial Corporation	105,704
6,971	Associated Banc-Corporation	161,518
1,399	BancFirst Corporation	173,063
5,665	Banco Latinoamericano de Comercio Exterior S.A.	232,378
1,518	Bank First Corporation	176,543
4,742	Bank of NT Butterfield & Son Ltd. (The)	199,923

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	BANKING - 7.8% (Continued)
2,431	Banner Corporation	$149,871
3,358	Bar Harbor Bankshares	97,651
6,527	Business First Bancshares, Inc.	155,277
3,649	Camden National Corporation	143,552
3,484	Capital City Bank Group, Inc.	131,486
5,604	Central Pacific Financial Corporation	149,627
1,778	City Holding Company	209,608
1,752	Coastal Financial Corporation(a)	153,983
2,640	Community Financial System, Inc.	148,474
3,341	Community Trust Bancorp, Inc.	170,558
2,449	Enterprise Financial Services Corporation	129,650
2,458	Esquire Financial Holdings, Inc.	223,039
3,165	FB Financial Corporation	138,152
6,333	Financial Institutions, Inc.	163,518
3,794	First Bancorp	156,958
9,255	First BanCorporation	184,915
1,317	First Business Financial Services, Inc.	64,230
3,382	First Community Bankshares, Inc.	127,163
6,239	First Financial Bancorp	150,734
3,458	First Financial Corporation	179,263
4,265	First Merchants Corporation	160,791
4,555	First Mid Bancshares, Inc.	160,700
4,232	Five Star Bancorp	118,327
3,203	German American Bancorp, Inc.	122,403
2,004	Great Southern Bancorp, Inc.	112,104
2,830	Hancock Whitney Corporation	154,716
6,799	Hanmi Financial Corporation	155,833
2,816	HBT Financial, Inc.	65,894
1,163	Home Bancorp, Inc.	58,615
5,441	Home BancShares, Inc.	153,926
4,022	HomeTrust Bancshares, Inc.	145,154
4,361	Independent Bank Corporation (MI)	137,502
2,598	International Bancshares Corporation	162,713
3,188	Mercantile Bank Corporation	140,782

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	BANKING - 7.8% (Continued)
4,263	Metrocity Bankshares, Inc.	$119,108
5,833	Mid Penn Bancorp, Inc.	155,449
5,886	MidWestOne Financial Group, Inc.	169,223
2,964	NBT Bancorp, Inc.	124,043
1,372	Nicolet Bankshares, Inc.	168,262
2,162	Northeast Bank	181,240
10,717	Northwest Bancshares, Inc.	131,605
4,087	OFG Bancorp	168,139
9,070	Old National Bancorp	189,200
9,298	Old Second Bancorp, Inc.	153,789
3,923	Origin Bancorp, Inc.	133,735
1,139	Park National Corporation	185,156
2,300	Pathward Financial, Inc.	179,515
4,859	Peoples Bancorp, Inc.	142,466
1,727	Popular, Inc.	178,796
1,606	Preferred Bank	134,278
1,534	Republic Bancorp, Inc., Class A	105,140
3,984	S&T Bancorp, Inc.	146,053
4,048	South Plains Financial, Inc.	145,607
1,585	SouthState Corporation	139,163
4,110	Stellar Bancorp, Inc.	110,641
2,197	Stock Yards Bancorp, Inc.	161,611
4,164	Third Coast Bancshares, Inc.(a)	127,668
4,621	Towne Bank	159,702
5,226	TrustCompany Bank Corporation	162,215
4,669	Trustmark Corporation	160,894
4,959	Univest Financial Corporation	146,390
2,840	WSFS Financial Corporation	150,208
		10,626,394
	BEVERAGES - 0.4%
850	Coca-Cola Consolidated, Inc.	97,453
4,584	Monster Beverage Corporation(a)	293,146
3,222	Primo Brands Corporation	106,552
		497,151

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	BIOTECH & PHARMA - 1.7%
4,760	Alkermes plc(a)	$145,704
500	Alnylam Pharmaceuticals, Inc.(a)	152,280
1,861	ANI Pharmaceuticals, Inc.(a)	109,278
1,104	Axsome Therapeutics, Inc.(a)	116,097
3,660	Catalyst Pharmaceuticals, Inc.(a)	91,354
3,450	Exelixis, Inc.(a)	148,488
2,205	Gilead Sciences, Inc.	242,725
2,554	Halozyme Therapeutics, Inc.(a)	143,203
8,077	Innoviva, Inc.(a)	158,067
2,041	Insmed, Inc.(a)	142,319
6,505	Kiniksa Pharmaceuticals International plc(a)	177,977
1,282	Ligand Pharmaceuticals, Inc., Class B(a)	131,008
5,048	Liquidia Corporation(a)	75,316
2,920	Mirum Pharmaceuticals, Inc.(a)	129,823
1,093	Nuvalent, Inc., Class A(a)	81,549
2,571	Prestige Consumer Healthcare, Inc.(a)	220,257
1,389	Rhythm Pharmaceuticals, Inc.(a)	85,187
		2,350,632
	CHEMICALS - 0.9%
923	Balchem Corporation	153,864
2,562	Corteva, Inc.	181,390
882	Ecolab, Inc.	234,277
1,726	Hawkins, Inc.	230,404
389	NewMarket Corporation	250,539
2,045	Sensient Technologies Corporation	193,314
		1,243,788
	COMMERCIAL SUPPORT SERVICES - 2.1%
4,984	Barrett Business Services, Inc.	205,964
2,086	Casella Waste Systems, Inc., Class A(a)	244,500
1,074	Cintas Corporation	243,261
6,722	CoreCivic, Inc.(a)	147,615
1,434	CorVel Corporation(a)	159,561
1,040	CRA International, Inc.	197,652
8,816	Ennis, Inc.	164,595

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.1% (Continued)
2,011	GEO Group, Inc. (The)(a)	$54,579
3,047	H&R Block, Inc.	173,527
3,129	Heidrick & Struggles International, Inc.	136,612
1,436	Huron Consulting Group, Inc.(a)	205,104
1,103	Republic Services, Inc.	283,790
3,885	Rollins, Inc.	222,416
851	UniFirst Corporation	160,465
974	Waste Management, Inc.	234,705
		2,834,346
	CONSTRUCTION MATERIALS - 0.2%
2,045	Knife River Corporation(a)	192,434
8,510	MDU Resources Group, Inc.	146,287
		338,721
	CONSUMER SERVICES - 1.3%
855	Adtalem Global Education, Inc.(a)	112,886
5,224	Carriage Services, Inc.	227,244
262	Graham Holdings Company, Class B	250,055
1,395	Grand Canyon Education, Inc.(a)	275,994
6,474	Laureate Education, Inc.(a)	145,665
8,452	Perdoceo Education Corporation	287,706
2,446	Service Corp International	190,788
835	Stride, Inc.(a)	126,411
6,312	Universal Technical Institute, Inc.(a)	224,265
		1,841,014
	DIVERSIFIED INDUSTRIALS - 0.3%
1,111	3M Company	164,817
887	General Electric Company	218,122
		382,939
	E-COMMERCE DISCRETIONARY - 0.3%
6,938	Coupang, Inc.(a)	194,611
2,053	eBay, Inc.	150,218
		344,829
	ELECTRIC UTILITIES - 3.8%
3,522	Alliant Energy Corporation	219,174

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	ELECTRIC UTILITIES - 3.8% (Continued)
2,147	Ameren Corporation	$208,001
1,862	American Electric Power Company, Inc.	192,698
5,506	Avista Corporation	212,036
5,516	CenterPoint Energy, Inc.	205,416
2,982	CMS Energy Corporation	209,426
1,824	Consolidated Edison, Inc.	190,590
1,666	DTE Energy Company	227,659
2,101	Duke Energy Corporation	247,330
3,150	Entergy Corporation	262,332
3,396	Evergy, Inc.	225,528
4,366	Exelon Corporation	191,318
4,979	FirstEnergy Corporation	208,819
1,949	IDACORP, Inc.	231,834
3,833	Northwestern Energy Group, Inc.	212,080
815	NRG Energy, Inc.	127,059
4,913	OGE Energy Corporation	218,481
2,387	Pinnacle West Capital Corporation	217,766
7,247	PPL Corporation	251,833
2,669	Public Service Enterprise Group, Inc.	216,269
2,573	Southern Company (The)	231,570
2,430	Unitil Corporation	133,237
623	Vistra Corporation	100,035
2,177	WEC Energy Group, Inc.	233,897
2,872	Xcel Energy, Inc.	201,327
		5,175,715
	ELECTRICAL EQUIPMENT - 1.6%
1,980	Amphenol Corporation, Class A	178,061
4,507	API Group Corporation(a)	210,342
644	Argan, Inc.	135,433
686	Badger Meter, Inc.	170,279
1,981	Bel Fuse, Inc., Class B	146,198
2,081	Johnson Controls International plc	210,951
6,666	LSI Industries, Inc.	108,456
11,594	Mirion Technologies, Inc.(a)	221,446

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	ELECTRICAL EQUIPMENT - 1.6% (Continued)
2,231	NEXTracker, Inc., Class A(a)	$126,475
505	OSI Systems, Inc.(a)	110,651
2,261	Otis Worldwide Corporation	215,586
461	Trane Technologies PLC	198,354
736	Watts Water Technologies, Inc., A	178,200
		2,210,432
	ENGINEERING & CONSTRUCTION - 0.5%
2,312	Construction Partners, Inc., Class A(a)	242,043
612	Dycom Industries, Inc.(a)	140,711
326	IES Holdings, Inc.(a)	84,649
1,973	Tutor Perini Corporation(a)	72,764
1,486	VSE Corporation	193,314
		733,481
	ENTERTAINMENT CONTENT - 0.7%
4,775	Fox Corporation, Class A	262,338
2,988	Fox Corporation, Class B	150,237
5,645	IMAX Corporation(a)	157,213
2,457	ROBLOX Corporation, Class A(a)	213,710
900	Take-Two Interactive Software, Inc.(a)	203,652
		987,150
	FOOD - 0.7%
1,066	Cal-Maine Foods, Inc.	102,261
4,519	Fresh Del Monte Produce, Inc.	159,611
831	Ingredion, Inc.	115,609
2,212	Pilgrim’s Pride Corporation	108,742
2,031	Post Holdings, Inc.(a)	224,609
2,223	Seneca Foods Corporation, Class A(a)	209,651
		920,483
	GAMING REIT - 0.3%
3,665	Gaming and Leisure Properties, Inc.	171,156
6,080	VICI Properties, Inc.	192,797
		363,953
	GAS & WATER UTILITIES - 1.1%
2,307	Aris Water Solutions, Inc., Class A	50,846

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	GAS & WATER UTILITIES - 1.1% (Continued)
1,678	Atmos Energy Corporation	$259,553
1,543	Chesapeake Utilities Corporation	188,539
2,725	National Fuel Gas Company	224,922
7,200	NiSource, Inc.	284,688
3,222	ONE Gas, Inc.	240,877
2,532	Spire, Inc.	190,609
		1,440,034
	HEALTH CARE FACILITIES & SERVICES - 1.1%
1,667	Cardinal Health, Inc.	257,452
859	Cencora, Inc.	250,176
2,036	Encompass Health Corporation	246,152
767	Labcorp Holdings, Inc.	190,960
255	McKesson Corporation	183,475
1,036	Quest Diagnostics, Inc.	179,580
2,367	RadNet, Inc.(a)	136,079
655	Tenet Healthcare Corporation(a)	110,544
		1,554,418
	HEALTH CARE REIT - 0.7%
4,622	LTC Properties, Inc.	163,573
5,293	Omega Healthcare Investors, Inc.	195,841
12,806	Sabra Health Care REIT, Inc.	223,849
3,165	Ventas, Inc.	203,446
1,106	Welltower, Inc.	170,634
		957,343
	HOME & OFFICE PRODUCTS - 0.1%
2,494	Somnigroup International, Inc.	162,260

	HOME CONSTRUCTION - 0.4%
314	Cavco Industries, Inc.(a)	136,149
1,981	Griffon Corporation	136,194
1,759	Patrick Industries, Inc.	151,027
2,575	Taylor Morrison Home Corporation(a)	144,921
		568,291

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	HOUSEHOLD PRODUCTS - 0.3%
1,923	Church & Dwight Company, Inc.	$189,050
1,462	Kimberly-Clark Corporation	210,177
		399,227
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.3%
1,925	AZZ, Inc.	174,578
661	RBC Bearings, Inc.(a)	241,840
		416,418
	INDUSTRIAL SUPPORT SERVICES - 0.6%
4,824	Fastenal Company	199,424
1,473	H&E Equipment Services, Inc.	139,405
2,564	RB Global, Inc.	269,989
405	Watsco, Inc.	179,646
		788,464
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
3,474	Bank of New York Mellon Corporation (The)	307,830
1,022	Cboe Global Markets, Inc.	234,161
984	CME Group, Inc.	284,376
1,561	Intercontinental Exchange, Inc.	280,668
607	PJT Partners, Inc., Class A	91,451
1,537	StoneX Group, Inc.(a)	130,115
1,733	Tradeweb Markets, Inc., Class A	250,332
4,315	Virtu Financial, Inc., Class A	173,420
		1,752,353
	INSURANCE - 5.7%
2,302	Aflac, Inc.	238,349
1,301	Allstate Corporation (The)	273,041
2,987	American International Group, Inc.	252,820
5,473	AMERISAFE, Inc.	259,803
924	Arthur J Gallagher & Company	321,035
1,685	Axis Capital Holdings LTD.	174,903
2,865	Brighthouse Financial, Inc.(a)	171,356
2,434	Brown & Brown, Inc.	274,799
794	Chubb Ltd.	235,977
4,071	CNA Financial Corporation	195,042

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	INSURANCE - 5.7% (Continued)
3,303	CNO Financial Group, Inc.	$125,382
9,126	Donegal Group, Inc., Class A	184,345
3,848	Employers Holdings, Inc.	187,282
4,608	Equitable Holdings, Inc.	243,625
1,354	Globe Life, Inc.	165,012
1,281	Goosehead Insurance, Inc., Class A	138,681
1,074	Hanover Insurance Group, Inc. (The)	189,003
2,073	Hartford Financial Services Group, Inc. (The)	269,158
1,131	HCI Group, Inc.	190,879
4,310	Horace Mann Educators Corporation	187,183
2,733	Loews Corporation	244,030
1,028	Marsh & McLennan Companies, Inc.	240,202
5,171	NMI Holdings, Inc., Class A(a)	205,392
6,985	Old Republic International Corporation	264,033
1,037	Palomar Holdings, Inc.(a)	177,814
1,090	Progressive Corp./The	310,574
5,168	Radian Group, Inc.	176,487
654	RenaissanceRe Holdings Ltd.	163,121
1,483	Ryan Specialty Holdings, Inc.	106,138
12,931	SiriusPoint Ltd.(a)	253,318
6,926	Tiptree, Inc.	153,619
1,074	Travelers Companies, Inc. (The)	296,102
5,944	Universal Insurance Holdings, Inc.	161,320
1,799	Unum Group	146,996
3,960	W R Berkley Corporation	295,772
782	Willis Towers Watson PLC	247,542
		7,720,135
	INTERNET MEDIA & SERVICES - 0.8%
902	DoorDash, Inc., Class A(a)	188,202
3,943	EverQuote, Inc.(a)	90,886
6,116	HealthStream, Inc.	171,370
356	Spotify Technology S.A.(a)	236,791
1,552	Uber Technologies, Inc.(a)	130,616

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	INTERNET MEDIA & SERVICES - 0.8% (Continued)
789	VeriSign, Inc.	$214,979
		1,032,844
	LEISURE FACILITIES & SERVICES - 1.1%
3,281	Atlanta Braves Holdings, Inc., Class C(a)	133,241
4,558	BJ’s Restaurants, Inc.(a)	203,332
640	Brinker International, Inc.(a)	110,483
3,034	Cheesecake Factory, Inc. (The)	167,386
438	Churchill Downs, Inc.	41,816
989	Darden Restaurants, Inc.	211,854
4,699	Life Time Group Holdings, Inc.(a)	134,391
1,536	Planet Fitness, Inc., Class A(a)	157,947
1,141	TKO Group Holdings, Inc.	180,061
1,519	Yum! Brands, Inc.	218,646
		1,559,157
	LEISURE PRODUCTS - 0.1%
126	Axon Enterprise, Inc.(a)	94,545

	MACHINERY - 0.6%
451	Curtiss-Wright Corporation	198,490
348	Deere & Company	176,178
1,331	Esab Corporation	163,700
791	ESCO Technologies, Inc.	143,361
6,680	Mueller Water Products, Inc. - Series A	163,860
		845,589
	MEDICAL EQUIPMENT & DEVICES - 1.1%
3,328	Boston Scientific Corporation(a)	350,305
2,666	iRadimed Corporation	154,308
1,758	LeMaitre Vascular, Inc.	144,508
2,075	Merit Medical Systems, Inc.(a)	197,187
905	Natera, Inc.(a)	142,746
637	ResMed, Inc.	155,931
622	STERIS plc	152,521
549	Stryker Corporation	210,069
		1,507,575

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	METALS & MINING - 0.1%
1,024	Royal Gold, Inc.	$182,395

	MORTGAGE FINANCE - 0.7%
14,799	Ellington Financial, Inc.	186,023
13,860	Franklin BSP Realty Trust, Inc.	152,876
14,330	Ladder Capital Corporation	150,752
12,684	PennyMac Mortgage Investment Trust	155,760
17,349	Starwood Property Trust, Inc.	342,642
		988,053
	MULTI ASSET CLASS REIT - 0.1%
5,639	One Liberty Properties, Inc.	138,043

	OIL & GAS PRODUCERS - 1.6%
15,931	Antero Midstream Corporation	299,185
995	Cheniere Energy, Inc.	235,806
6,913	Comstock Resources, Inc.(a)	161,073
3,362	Coterra Energy, Inc.	81,730
1,610	DT Midstream, Inc.	168,631
2,877	EQT Corporation	158,609
5,240	Excelerate Energy, Inc., Class A	147,401
1,049	Expand Energy Corporation	121,820
952	Gulfport Energy Corporation(a)	182,308
810	Hess Corporation	107,074
5,394	Kinder Morgan, Inc.	151,248
1,398	Ovintiv, Inc.	50,076
4,333	Range Resources Corporation	164,827
2,914	Williams Companies, Inc. (The)	176,326
		2,206,114
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
9,438	DNOW, Inc.(a)	136,096
5,679	TechnipFMC plc	176,901
		312,997

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	PUBLISHING & BROADCASTING - 0.2%
5,180	New York Times Company (The), Class A	$295,882

	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,189	McGrath RentCorporation	133,620

	REAL ESTATE SERVICES - 0.1%
1,415	CBRE Group, Inc., Class A(a)	176,903

	RENEWABLE ENERGY - 0.0%(c)
1,827	Cleanspark, Inc.(a)	15,767

	RETAIL - CONSUMER STAPLES - 0.8%
1,731	BJ’s Wholesale Club Holdings, Inc.(a)	195,966
583	Casey’s General Stores, Inc.	255,213
2,668	Kroger Company (The)	182,037
1,210	Ollie’s Bargain Outlet Holdings, Inc.(a)	134,855
1,617	PriceSmart, Inc.	174,604
925	Sprouts Farmers Market, Inc.(a)	159,896
		1,102,571
	RETAIL - DISCRETIONARY - 1.4%
513	Asbury Automotive Group, Inc.(a)	116,918
793	AutoNation, Inc.(a)	145,793
1,413	Build-A-Bear Workshop, Inc.	72,120
632	Burlington Stores, Inc.(a)	144,267
467	Group 1 Automotive, Inc.	197,971
2,981	La-Z-Boy, Inc.	124,874
891	Penske Automotive Group, Inc.	146,284
3,033	Rush Enterprises, Inc., Class A	150,588
2,611	Rush Enterprises, Inc., Class B	136,333
2,491	Sonic Automotive, Inc., Class A	174,196
2,359	TJX Companies, Inc. (The)	299,357
2,730	Urban Outfitters, Inc.(a)	190,827
		1,899,528

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	RETAIL REIT - 1.4%
2,990	Agree Realty Corporation	$225,147
615	Alexander’s, Inc.	138,492
10,758	CTO Realty Growth, Inc.	198,162
6,241	Essential Properties Realty Trust, Inc.	202,833
7,275	Four Corners Property Trust, Inc.	200,863
5,753	Getty Realty Corporation	168,333
7,572	InvenTrust Properties Corporation	212,697
9,055	Phillips Edison & Company, Inc.	321,089
2,803	Regency Centers Corporation	202,236
		1,869,852
	SOFTWARE - 2.0%
3,610	ACI Worldwide, Inc.(a)	166,999
8,522	AvePoint, Inc.(a)	158,935
8,096	Box, Inc., Class A(a)	306,191
515	CommVault Systems, Inc.(a)	94,322
389	Duolingo, Inc.(a)	202,128
898	Guidewire Software, Inc.(a)	193,088
285	Intuit, Inc.	214,739
320	MicroStrategy, Inc., Class A(a)	118,099
2,376	Nutanix, Inc., Class A(a)	182,215
1,151	Okta, Inc.(a)	118,749
903	Palo Alto Networks, Inc.(a)	173,755
554	Roper Technologies, Inc.	315,931
268	Tyler Technologies, Inc.(a)	154,633
522	Veeva Systems, Inc., Class A(a)	146,003
671	Zscaler, Inc.(a)	184,995
		2,730,782
	SPECIALTY FINANCE - 1.7%
3,164	Air Lease Corporation	182,278
5,877	Enact Holdings, Inc.	208,046
2,104	Enova International, Inc.(a)	194,978
3,410	Fidelity National Financial, Inc.	186,766
1,678	FirstCash Holdings, Inc.	214,633
1,369	GATX Corporation	218,000

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	SPECIALTY FINANCE - 1.7% (Continued)
7,856	MGIC Investment Corporation	$207,791
1,963	Mr Cooper Group, Inc.(a)	254,266
1,292	Nelnet, Inc., Class A	150,105
1,719	PennyMac Financial Services, Inc.	165,024
6,325	SLM Corporation	204,740
1,912	Stewart Information Services Corporation	115,370
		2,301,997
	SPECIALTY REIT - 0.2%
3,919	EPR Properties	218,249

	STEEL - 0.3%
1,969	ATI, Inc.(a)	156,811
479	Carpenter Technology Corporation	112,565
1,328	Steel Dynamics, Inc.	163,437
		432,813
	TECHNOLOGY HARDWARE - 0.8%
634	Credo Technology Group Holding Ltd.(a)	38,649
463	Fabrinet(a)	107,819
526	Garmin Ltd.	106,762
710	InterDigital, Inc.	154,255
4,644	NETGEAR, Inc.(a)	136,209
2,032	Sanmina Corporation(a)	172,090
7,187	TTM Technologies, Inc.(a)	214,603
374	Ubiquiti, Inc.	147,838
		1,078,225
	TECHNOLOGY SERVICES - 1.3%
1,182	Automatic Data Processing, Inc.	384,776
1,022	Broadridge Financial Solutions, Inc.	248,172
2,314	CSG Systems International, Inc.	152,863
3,031	ExlService Holdings, Inc.(a)	139,396
1,044	International Business Machines Corporation	270,459
251	MSCI, Inc.	141,569
1,375	Paychex, Inc.	217,126

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	TECHNOLOGY SERVICES - 1.3% (Continued)
790	Verisk Analytics, Inc.	$248,171
		1,802,532
	TELECOMMUNICATIONS - 0.6%
10,254	AT&T, Inc.	285,061
3,182	IDT Corporation, Class B	195,979
11,432	Ooma, Inc.(a)	156,047
3,711	Telephone and Data Systems, Inc.	127,510
		764,597
	TOBACCO & CANNABIS - 0.4%
4,667	Altria Group, Inc.	282,867
3,119	Turning Point Brands, Inc.	231,804
		514,671
	TRANSPORTATION & LOGISTICS - 0.2%
3,475	Golar LNG Ltd.	143,031
1,715	SkyWest, Inc.(a)	173,987
		317,018
	TRANSPORTATION EQUIPMENT - 0.1%
4,649	REV Group, Inc.	174,291

	WHOLESALE - CONSUMER STAPLES - 0.2%
3,225	US Foods Holding Corporation(a)	255,162

	WHOLESALE - DISCRETIONARY - 0.4%
3,909	Copart, Inc.(a)	201,236
7,037	OPENLANE, Inc.(a)	161,358
2,106	PC Connection, Inc.	137,732
		500,326

	TOTAL COMMON STOCKS (Cost $61,480,021)	75,304,010

See accompanying notes to consolidated financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025

Shares				Fair Value
	PREFERRED STOCK — 0.0%(c)
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(c)
313	Brookfield Property Preferred, L.P. (Cost $4,758)			$4,789

		Expiration Date	Exercise Price
	RIGHT — 0.0%(c)
	BIOTECH & PHARMA - 0.0%(c)
2,093	Novartis A.G. – CVR (a)(b) (Cost $0)	12/31/2029	$2	—

	TOTAL INVESTMENTS - 55.1% (Cost $61,484,779)			$75,308,799
	OTHER ASSETS IN EXCESS OF LIABILITIES - 44.9%			61,447,824
	NET ASSETS - 100.0%			$136,756,623

A.G.	- Aktiengesellschaft

CVR	- Contingent Value Right

L.P.	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of May 31, 2025 was $0, representing 0.0% of net assets.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to consolidated financial statements.

Longboard Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025

ASSETS
Investment in securities at cost	$61,484,779
Investment in securities at fair value	$75,308,799
Cash	62,040,383
Cash Deposits with Broker	7,187
Receivable for fund shares sold	40,130
Dividends and interest receivable	74,119
TOTAL ASSETS	137,470,618

LIABILITIES
Payable for investments purchased	435,967
Investment advisory fees payable	228,140
Payable for fund shares redeemed	49,236
Distribution (12b-1) fees payable	652
	713,995
NET ASSETS	$136,756,623

Net Assets Consist Of:
Paid in capital	161,209,200
Accumulated deficit	(24,452,577)
NET ASSETS	$136,756,623

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,541,376
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	177,417
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.32	(a)
Maximum offering price per share (maximum sales charge of 5.75%)	$15.19

Class I Shares:
Net Assets	$134,215,247
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,339,974
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.37

(a)	The NAV shown differs from the traded NAV on May 31, 2025 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

Longboard Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended May 31, 2025

INVESTMENT INCOME
Dividends (Net of tax witholding of $3,324)	$1,928,663
Interest	213,951
TOTAL INVESTMENT INCOME	2,142,614

EXPENSES
Investment advisory fees	2,719,413
Distribution (12b-1) fees: Class A	7,323
TOTAL EXPENSES	2,726,736

NET INVESTMENT LOSS	(584,122)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	4,094,562
Future contracts	(7,832)
4,086,730
Net change in unrealized appreciation (depreciation) on:
Investments	(452,873)
Future contracts	7,832
(445,041)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,641,689

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,057,567

See accompanying notes to consolidated financial statements.

Longboard Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	May 31, 2025	May 31, 2024
FROM OPERATIONS
Net investment loss	$(584,122)	$(483,280)
Net realized gain from investments and futures contracts	4,086,730	4,242,569
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(445,041)	14,498,732
Net increase in net assets resulting from operations	3,057,567	18,258,021

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(105,326)
Class I	—	(3,274,328)
Net decrease in net assets from distributions to shareholders	—	(3,379,654)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	307,146	260,845
Class A Proceeds from fund reorganization	—	303,154
Class I	53,577,065	10,793,988
Class I Proceeds from fund reorganization	—	20,689,954
Net asset value of shares issued in reinvestment of distributions
Class A	—	105,322
Class I	—	3,208,307
Payments for shares redeemed:
Class A	(926,643)	(958,750)
Class I	(38,467,958)	(27,328,472)
Net increase in net assets from shares of beneficial interest	14,489,610	7,074,348

TOTAL INCREASE IN NET ASSETS	17,547,177	21,952,715

NET ASSETS
Beginning of Year	119,209,446	97,256,731
End of Year	$136,756,623	$119,209,446

SHARE ACTIVITY
CLASS A:
Shares sold	21,337	20,573
Shares sold from reorganization	—	21,802
Shares reinvested	—	8,625
Shares redeemed	(63,804)	(77,544)
Net decrease in shares of beneficial interest outstanding	(42,467)	(26,544)

SHARE ACTIVITY - CLASS I
CLASS I:
Shares sold	3,661,438	831,399
Shares sold from reorganization	—	1,487,972
Shares reinvested	—	263,107
Shares redeemed	(2,658,744)	(2,150,167)
Net increase in shares of beneficial interest outstanding	1,002,694	432,311

See accompanying notes to consolidated financial statements.

Longboard Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For the		For the
	Year Ended		Year Ended	For the		For the		For the
	May 31, 2025		May 31, 2024	Year Ended		Year Ended		Year Ended
Class A	(Consolidated)		(Consolidated)	May 31, 2023		May 31, 2022		May 31, 2021
Net asset value, beginning of year	$13.92		$11.94	$14.26		$15.32		$11.92
Activity from investment operations:
Net investment income (loss) (1)	(0.10)		(0.10)	0.09		(0.33)		(0.30)
Net realized and unrealized gain (loss) on investments	0.50		2.49	(1.46)		(0.22)		3.70
Total from investment operations	0.40		2.39	(1.37)		(0.55)		3.40
Less distributions from:
Net investment income	—		—	(0.00	) (4)	—		—
Return of capital	—		(0.41)	(0.95)		(0.51)		—
Total distributions	—		(0.41)	(0.95)		(0.51)		—
Net asset value, end of year	$14.32		$13.92	$11.94		$14.26		$15.32
Total return (2)	2.87	% (5)	20.59%	(10.14)%		(3.75)%		28.52%
Net assets, at end of year (000s)	$2,541		$3,061	$2,942		$2,486		$1,678
Ratio of total expenses to average net assets	2.24%		2.24%	2.24	% (3)	2.24	% (3)	2.24	% (3)
Ratio of net investment income (loss) to average net assets	(0.68)%		(0.71)%	0.65%		(2.13)%		(2.21)%
Portfolio turnover rate	61%		102%	0%		0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.

(4)	Amounts represents less than $0.005 per share.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Longboard Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For the	For the
	Year Ended	Year Ended	For the		For the		For the
	May 31, 2025	May 31, 2024	Year Ended		Year Ended		Year Ended
Class I	(Consolidated)	(Consolidated)	May 31, 2023		May 31, 2022		May 31, 2021
Net asset value, beginning of year	$13.93	$11.93	$14.25		$15.29		$11.87
Activity from investment operations:
Net investment income (loss) (1)	(0.06)	(0.06)	0.10		(0.29)		(0.28)
Net realized and unrealized gain (loss) on investments	0.50	2.49	(1.44)		(0.21)		3.70
Total from investment operations	0.44	2.43	(1.34)		(0.50)		3.42
Less distributions from:
Net investment income	—	—	(0.00	) (4)	—		—
Return of capital	—	(0.43)	(0.98)		(0.54)		—
Total distributions	—	(0.43)	(0.98)		(0.54)		—
Net asset value, end of year	$14.37	$13.93	$11.93		$14.25		$15.29
Total return (2)	3.16%	20.94%	(9.92)%		(3.47)%		28.81%
Net assets, at end of year (000s)	$134,215	$116,148	$94,315		$109,112		$75,832
Ratio of total expenses to average net assets	1.99%	1.99%	1.99	% (3)	1.99	% (3)	1.99	% (3)
Ratio of net investment income (loss) to average net assets	(0.42)%	(0.46)%	0.80%		(1.89)%		(1.97)%
Portfolio turnover rate	61%	102%	0%		0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.

(4)	Amounts represents less than $0.005 per share.

See accompanying notes to consolidated financial statements.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2025

1.	ORGANIZATION

The Longboard Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund commenced operations on March 19, 2015.

The Fund (also referred to as “the Acquiring Fund”) acquired the Longboard Managed Futures Strategy Fund (the “Acquired Fund”), in a tax-free reorganization as of the close of business on March 22, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund changed its name from Longboard Alternative Growth Fund to Longboard Fund on October 1, 2023. The Acquired Fund and the Acquiring Fund were managed by the same adviser who currently manages the Fund.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. The Fund launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies,” FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts - As foreign securities are purchased, the Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked- to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from forward foreign currency exchange contracts in the Consolidated Statements of Operations.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Futures Contracts – Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments disclosed in the Consolidated Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund. As of May 31, 2025 the fund did not hold any future contracts.

Impact of Derivatives on the Consolidated Statements of Operations:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of

Operations for the year ended May 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts

Net change in unrealized appreciation/depreciation from futures contracts

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

The following is a summary of the Fund’s realized gain (loss) and net change in unrealized appreciation/(depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the Fund for the year ended May 31, 2025:

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations

					Total for the
					Year Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	May 31, 2025
Futures Contracts	$(7,832)	$—	$—	$—	$(7,832)
Total	$(7,832)	$—	$—	$—	$(7,832)

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statements of Operations

					Total for the
					Year Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	May 31, 2025
Futures Contracts	$7,832	$—	$—	$—	$7,832
Total	$7,832	$—	$—	$—	$7,832

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of May 31, 2025 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$75,304,010	$—	$—		$75,304,010
Preferred Stock	4,789	—	—		4,789
Right	—	—	—	^	—
Total	$75,308,799	$—	$—		$75,308,799

*	See Schedule of Investments for industry classification.

^	Includes securities values at $0. The security classified as Level 3 is deemed immaterial.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Fund acquired LFL in connection with the tax-free reorganization as of the close of business on March 22, 2024. The Consolidated Financial Statements of the Fund include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

Accordingly, the accompanying consolidated statement of operations, changes in net assets, and financial highlights for the year ended May 31, 2025 include the results of LFL through its dissolution on January 31, 2025.

On January 30, 2025 the CFC transferred net assets of $38,895, to the Fund as part of the formal dissolution of the CFC, and that no gain or loss was recognized as a result of the transaction.

In accordance with its investment objectives and through its ability to engage in a management futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash – The Funds consider their balances held in an FDIC insured interest bearing savings account to be cash. The Funds maintains cash balances at the custodian, which, at times, may exceed federally insured limits.

Federal Income Taxes – The Fund has qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intends to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $64,423,447 and $96,847,835 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (the “Fund’s Manager”) serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides at the annual rate of 1.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the year ended May 31, 2025, the Fund incurred $2,719,413 in advisory fees.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended May 31, 2025, the Fund paid $7,323 in 12b-1 fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. On the sales of Class A shares, for the year ended May 31, 2025, the Distributor received $14,183 in underwriting commissions, of which $1,541 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to the Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2(a)9 of the Act. As of May 31, 2025, Charles Schwab & Co. held 58.1% of the voting securities of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended May 31, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2025	May 31, 2024
Ordinary Income	$—	$—
Long-Term Capital Gain	—	—
Return of Capital	—	3,379,654
	$—	$3,379,654

There were no distributions for the year ended May 31, 2025.

Longboard Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

As of May 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(241,471)	$(38,064,934)	$—	$13,853,828	$(24,452,577)

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, real estate investment trusts, and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $241,471.

At May 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$5,242,465	$—	$5,242,465	$4,103,407

As a result of the acquisition of another Fund, $27,125,228 and $5,697,241 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $727,147 under tax rules.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, prior year tax return updates, and the tax treatment for the Fund’s wholly owned subsidiary, resulted in reclassifications for the Fund for the fiscal year ended May 31, 2025 as follows:

Paid In	Accumulated
Capital	Deficit
$(209,668)	$209,668

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$61,454,971	$14,803,967	$(950,139)	$13,853,828

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust II and the Shareholders of Longboard Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Longboard Fund and its subsidiary (the Fund), including the schedule of investments, as of May 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the related notes to the consolidated financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Longboard Asset Management, LP advised investment companies since 2013.

Denver, Colorado

July 30, 2025

Longboard Fund

Additional Information (Unaudited)

May 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855 -294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Longboard Asset Management, LP

P.O. BOX 97730

Phoenix, AZ 85060-7730

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)   Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)   Not applicable

(a)(3)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)   Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/8/2025

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	8/8/2025